Related Party Transactions and Key Management Compensation (Tables)	12 Months Ended
Aug. 31, 2020
trx_JointVenturePaymentsForEachSubsequentAfterTheSecondExtensionYear
Schedule of Related Parties Transactions
Year ended August 31,	Notes	2020	2019	2018
Legal services	(i)	$Nil	$Nil	$Nil
Consulting	(ii)	$241,209	$229,414	$215,108
Consulting	(iii)	$628,751	$246,602	$Nil
Consulting	(iv)	$217,285	$170,718	$Nil

Schedule of Related Parties Compensation

Remuneration of Directors and key management personnel (being the Company’s Chief Executive Officer, Chief Financial Officer and Chief Operating Officer) of the Company was as follows:

Year ended August 31,	2020		2019			2018
	Fees, salaries and benefits (1)	Share based payments (2)	Fees, salaries and benefits (1)	Share based payments (2)	Fees, salaries and benefits (1)	Share based payments (2)
Management	$ 626,379	$ 2,117,500	$ 576,264	$ nil	$ 636,744	$ 773,348
Directors	243,281	1,247,400	111,625	nil	111,625	414,000
Total	$ 869,660	$ 3,364,900	$ 687,889	$ nil	$ 748,369	$ 1,187,348

   (1)  Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU’s for their services and officers are entitled to cash remuneration and RSU’s for their services.

    (2)  All stock option share based compensation is based on the accounting expense recorded in the year.